BUSINESS CHANGES AND DEVELOPMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended			9 Months Ended			9 Months Ended
	Apr. 21, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014 Class A common stock	Apr. 30, 2014 Class A common stock	Dec. 31, 2013 Class A common stock	Apr. 30, 2014 Class B common stock item	Apr. 21, 2014 Class B common stock	Sep. 30, 2014 Class B common stock	Dec. 31, 2013 Class B common stock item	Apr. 30, 2014 Class B common stock Maximum	Sep. 30, 2014 Class B common stock Maximum	Aug. 31, 2014 Moelis Brazil	Aug. 31, 2014 Moelis Brazil Senior bankers	Sep. 30, 2014 Group LP	Apr. 30, 2014 Group LP	Dec. 31, 2013 Group LP	Sep. 30, 2014 Group LP Class A common stock	Sep. 30, 2014 Old Holdings
Reorganization and initial public offering
Ownership percentage													94.00%	6.00%
Number of principal classes of units																1	1
Number of shares of common stock to be issued upon exchange of a partnership unit				1	1	1
Ratio of subscription price to the initial public offering price of shares of common stock									0.00055
Aggregate number of shares of Class B common stock that may be converted into Class A common stock											20,000	20,000
Dividends payable ratio to outstanding shares of publicly traded common stock									0.00055
Number of votes entitled to holder for each share of common stock held upon satisfaction of Class B Condition							10			10
Number of votes entitled to holder for each share of common stock held upon failure of Class B Condition							1			1
Pre-offering distribution to partners																			$ 195,017
IPO related proceeds, net of expenses			163,682															163,682
Proceeds from IPO, net of expenses	500	162,107		75				362										162,107
One time cash distribution to partners of Old Holdings			139,429												139,429
Deferred tax asset attributable to partners of Old Holdings															60,896				60,896
Tax benefits associated with deferred tax asset payable to partners (as a percent)																			85.00%
Tax benefits associated with deferred tax asset payable to partners																			$ 51,761
Period of tax receivable agreement															15 years				15 years